Customer crypto safeguarding (Tables)	12 Months Ended
Dec. 31, 2022
Customer Crypto Safeguarding
Schedule of customer crypto safeguarding

2022

Total approximate number of crypto held for customers	268,907
Fair value of the crypto-assets held by customers on the Group's platform
Bitcoin	10,227
Ethereum	7,823
Matic	181
UNI	82
Total	18,313